RISK MANAGEMENT POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of foreign currencies

	Current assets	Current liabilities
ILS	434	2,932
COP	6,184	1,995
MXN	22,295	14,434
PAB	3,185	1,069
ARS	734	361
Total	32,832	20,791

12/31/2024

	Current assets	Current liabilities
ILS	969	2,378
COP	5,501	1,697
MXN	15,408	15,440
PAB	3,344	2,012
ARS	1,331	428
Total	26,553	21,955

Disclosure of sensitivity analysis

		Sensitivity -10% (in thousands of euros)		Sensitivity +10% (in thousands of euros)
Currency	Exchange rate 12/31/2025(*)	Income statement	Equity	Income statement	Equity
COP/EUR	4,415.01	(419)	-	419	-
MXN/EUR	21.09	(789)	-	789	-
USD/EUR	1.18	(212)	-	212	-
ARS/EUR	1,709.69	(37)	-	37	-
ILS/EUR	3.75	250	-	(250)	-

		Sensitivity -10% (in thousands of euros)		Sensitivity +10% (in thousands of euros)
Currency	Exchange rate 12/31/2024(*)	Income statement	Equity	Income statement	Equity
COP/EUR	4,580.9	(380)	-	380	-
MXN/EUR	21.31	3	-	(3)	-
USD/EUR	1.04	(1,132)	-	1,132	-
ARS/EUR	1,072.14	(91)	-	91	-
ILS/EUR	3.79	141	-	(141)	-

		Sensitivity -10% (in thousands of euros)		Sensitivity +10% (in thousands of euros)
Currency	Exchange rate 12/31/2023(*)	Income statement	Equity	Income statement	Equity
COP/EUR	4,223.37	(197)	-	197	-
MXN/EUR	18.67	606	-	(606)	-
USD/EUR	1.11	495	-	(495)	-
ARS/EUR	893.34	192	-	(192)	-
ILS/EUR	4.01	12	-	(12)	-